Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposits	$ 477,540	$ 461,015
Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	73,178
Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	161,173
Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	243,189
Personal [member]
Disclosure Of Deposits [line items]
Deposits	174,662	163,879
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	11,597
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	107,191
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	55,874
Business and government [member]
Disclosure Of Deposits [line items]
Deposits	250,986	240,149
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	57,375
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	53,608
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	140,003
Bank [member]
Disclosure Of Deposits [line items]
Deposits	14,795	14,380
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	4,206
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	374
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	10,215
Secured borrowings [member]
Disclosure Of Deposits [line items]
Deposits	37,097	42,607
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	37,097
Financial liabilities at carrying value [member]
Disclosure Of Deposits [line items]
Held at amortized cost	468,709	453,498
Financial liabilities at fair value [member]
Disclosure Of Deposits [line items]
Designated at fair value	8,831	7,517
Domestic offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	48,859	49,858
Domestic offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	330,449	321,188
Foreign offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	12,560	12,115
Foreign offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	$ 85,672	$ 77,854